Schedule of Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	$ 10.45	$ 9.90
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price	$ 11.5	$ 11.5
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0	0
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	2.97	24.01
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	4.85	0.54
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)	8 months 1 day	11 months 23 days